Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Net revenues
Total revenues, net of rebates and discounts	$ 232,132		$ 201,911		$ 140,985
Business taxes and surcharges	(1,528)		(1,328)		(779)
Net revenues	230,604		200,583		140,206
Cost of revenues
Total cost of revenues	(115,667)		(117,876)		(79,928)
Gross profit	114,937		82,707		60,278
Operating expenses
Research and development expenses	(76,763)		(66,947)		(61,169)
Sales and marketing expenses	(35,322)		(19,888)		(14,601)
General and administrative expenses	(40,833)		(36,517)		(26,010)
Assets impairment loss, net	(6,348)		(13,556)
Total operating expenses	(159,266)		(136,908)		(101,780)
Operating loss	(44,329)		(54,201)		(41,502)
Interest income	1,183		1,967		2,158
Interest expense	(239)		(239)		(239)
Other income, net	2,810		7,880		6,503
Share of loss from equity investees	(307)	[1]	(1,875)	[1]	(195)
Loss from continuing operations before income tax	(40,882)		(46,468)		(33,275)
Income tax benefit	89		2,252		2,469
Net loss from continuing operations	(40,793)		(44,216)		(30,806)
Discontinued operations
Income from discontinued operations before income taxes	1,533		7,538		7,791
Income tax expenses	(230)		(1,131)		(1,168)
Net profit from discontinued operations	1,303		6,407		6,623
Net loss for the year	(39,490)		(37,809)		(24,183)
Less: net (loss)/profit attributable to the non-controlling interest	(212)		13		(72)
Net loss attributable to Xunlei Limited	(39,278)		(37,822)		(24,111)
Net loss for the year	(39,490)		(37,809)		(24,183)
Other comprehensive (loss)/income: Currency translation adjustments, net of tax	(5,539)		6,413		(9,325)
Comprehensive loss	(45,029)		(31,396)		(33,508)
Less: comprehensive (loss)/income attributable to non-controlling interest	(34)		(172)		80
Comprehensive loss attributable to Xunlei Limited	$ (44,995)		$ (31,224)		$ (33,588)
Earnings/(loss) per share for common shares, basic
Continuing operations	$ (0.12)		$ (0.13)		$ (0.09)
Discontinued operations	0.00		0.02		0.02
Total loss per share for common shares, basic	(0.12)		(0.11)		(0.07)
Earnings/(loss) per share for common shares, diluted
Continuing operations	(0.12)		(0.13)		(0.09)
Discontinued operations	0.00		0.02		0.02
Total loss per share for common shares, diluted	$ (0.12)		$ (0.11)		$ (0.07)
Weighted average number of common shares used in calculating continuing operations—basic	334,965,987		331,731,963		334,155,668
Weighted average number of common shares used in calculating continuing operations—diluted	334,965,987		331,731,963		334,155,668
Service [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax	$ 177,528		$ 169,017		$ 136,442
Cost of revenues
Cost of Goods and Services Sold	(84,033)		(96,391)		(75,571)
Product [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax	54,604		32,894		4,543
Cost of revenues
Cost of Goods and Services Sold	$ (31,634)		$ (21,485)		$ (4,357)

[1]	In 2018, the Group recognized a full impairment of USD 229,000 and share of loss amounted to USD 78,000 for its equity interest in Zhuhai Qianyou, accounted for using equity method, after taking into account the latest operation status and financial position.